RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Administrative expenses incurred on behalf of the company	$ 50,359	$ 11,266
Amounts payable and accrued to related parties	$ 7,568	$ 0
Number of shares held	2,231,000	2,231,000	2,500,000
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	$ 21,149	$ 0